Schedule of Federal Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	21.00%
Tax rate difference	4.00%	4.00%
Nontaxable items
GILTI tax
Others	0.40%	(1.20%)
Valuation allowance	(25.00%)	(25.00%)
Effective tax rate	0.40%	(1.20%)